Segment reporting - Segment as Adjusted EBITDA (Details) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Disclosure of operating segments [line items]
Profit	€ 46.2	€ 31.0	€ 68.5	€ 93.4
Taxation	12.6	10.7	30.2	29.2
Net financing costs	15.3	17.9	30.1	24.0
Depreciation	14.7	9.5	29.3	18.0
Amortization	2.0	1.7	4.0	3.2
EBITDA	90.8	70.8	162.1	167.8
Exceptional items	1.6	6.1	48.2	7.6
Material reconciling items
Disclosure of operating segments [line items]
Business Combination, Purchase Price Adjustment, Inventory Step Up	0.0	2.1	0.0	2.1
Exceptional items	1.6	6.1	48.2	7.6
Other add-backs	5.8	9.9	10.0	14.6
Adjusted EBITDA	€ 98.2	€ 88.9	€ 220.3	€ 192.1